STEWARD FUNDS, INC.

on behalf of its series

Steward Covered Call Income Fund

Steward Global Equity Income Fund

Steward International Enhanced Index Fund

Steward Large Cap Enhanced Index Fund

Steward Select Bond Fund

Steward Small-Mid Cap Enhanced Index Fund

(the “Funds”)

Supplement dated December 20, 2019 to the Currently Effective Prospectus and Statement of Additional Information dated August 1, 2019

This Supplement reports the following changes to information in the Funds’ Prospectus and Statement of Additional Information dated August 1, 2019.

A.	Effective immediately, Brent Lium, CFA, replaces Mel Cody as a co-portfolio manager for Steward International Enhanced Index Fund, Steward Large Cap Enhanced Index Fund and Steward Small-Mid Cap Enhanced Index Fund. Brent Lium is a Managing Director of Crossmark Global Investments, Inc. (“Crossmark”), the Funds’ investment adviser.

Brent Lium, CFA, began his career in 1995 with Dean Witter. In 2001, he joined Invesco Ltd. where he remained employed for eighteen years, starting as an equity analyst on a growth mutual fund team before serving as a portfolio manager. He joined Crossmark in 2019 as a Managing Director. He received his Bachelor’s Degree from Texas A&M University and his Master’s Degree from the University of Texas at Austin and is a Chartered Financial Analyst (CFA).

As of November 30, 2019, Brent Lium did not own any shares of the Funds.

B.	Effective immediately, John Wolf no longer serves in a supervisory capacity for Steward International Enhanced Index Fund, Steward Large Cap Enhanced Index Fund and Steward Small-Mid Cap Enhanced Index Fund, but remains a co-portfolio manager for these Funds. Messrs. Lium and Wehner serve as lead co-portfolio managers of these Funds and make the final decisions regarding the Funds’ portfolios, but receive advice, support and backup from Mr. Wolf in the execution of their roles. Mr. Wolf’s title is now Managing Director of Crossmark.

C.	Effective immediately, the following information is added to the existing similar disclosure contained in the “Portfolio Managers” section of the Statement of Additional Information:

Portfolio Manager	Number of Registered Investment Companies	Assets under Management	Number of Private Accounts	Assets under Management	Total Assets
Brent Lium[1]	3	$818,638,001	323	$158,794,603	$977,432,604

1 Information provided as of November 30, 2019.

D.	Effective immediately, the following information is added to the existing similar disclosure contained in the “Directors and Executive Officers” section of the Statement of Additional Information:

Name, Address, Age	Positions Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships/ Trusteeships Held by Officer During the Past 5 Years
Executive Officers
Brent Lium, CFA 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1969	Executive Vice President	Since 2019	Managing Director of Crossmark Global Investments, Inc. (2019 - Present); Portfolio Manager, Invesco Ltd. (2001 - 2019)	N/A

E.	Effective immediately, the following information replaces the existing similar disclosure contained in the “Directors and Executive Officers” section of the Statement of Additional Information:

Name, Address, Age	Positions Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships/ Trusteeships Held by Officer During the Past 5 Years
Executive Officers
John R. Wolf 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1961	Executive Vice President	SLCEIF since 2004 SSMCEIF since 1998 SIEIF since 2006 SSBF since 2004 SGEIF since 2008 SCCIF since 2017	Managing Director of Crossmark Global Investments, Inc. (2019 - Present); Managing Director – Equity Investments of Crossmark Global Investments, Inc. (1996 - 2019); and Senior Vice President of Crossmark Consulting LLC (1996 - 2016)	N/A
Zachary Wehner, JD 15375 Memorial Drive, Suite 200 Houston, TX 77079 Birth Year: 1988	Executive Vice President	SLCEIF since 2016 SSMCEIF since 2016 SIEIF since 2016 SGEIF since 2018 SCCIF since 2017	Portfolio Manager of Crossmark Global Investments, Inc. (2015 - Present); Investment Analyst & Equity & Derivatives Trader of Crossmark Global Investments, Inc. (2014)	N/A

F.	Effective September 24, 2019, Arthur G. Smith no longer serves as an Executive Vice President of the Funds.

Please retain this Supplement for future reference.